ALLOWANCE FOR LOAN LOSSES (Tables)	12 Months Ended
Dec. 31, 2012
Provision For Loan and Lease Losses [Abstract]
Allowance for Loan Losses

The following tables present by portfolio segment, the allowance for loan losses for the year ended December 31 (in thousands):

	2012
		Construction &	Commercial		Residential
	Commercial	Development	Real Estate	Consumer	Real Estate	Total
Allowance for loan losses:
Beginning balance	$474	$283	$6,425	$158	$976	$8,316
Charge-offs	(105)	-	(2,256)	(244)	(324)	(2,929)
Recoveries	1	-	435	71	8	515
Provision	595	133	2,003	145	374	3,250
Ending balance	$965	$416	$6,607	$130	$1,034	$9,152

Ending allowance balance:
Loans individually evaluated for impairment	$353	$-	$2,479	$-	$-	$2,832

Loans collectively evaluated for impairment	612	416	4,128	130	1,034	6,320
Total	$965	$416	$6,607	$130	$1,034	$9,152

Ending loan balance:
Loans individually evaluated for impairment	$1,153	$-	$17,181	$-	$1,067	$19,401

Loans collectively evaluated for impairment	61,323	18,215	267,845	8,361	99,617	455,361
Total	$62,476	$18,215	$285,026	$8,361	$100,684	$474,762

	2011
		Construction &	Commercial		Residential
	Commercial	Development	Real Estate	Consumer	Real Estate	Total
Allowance for loan losses:
Beginning balance	$634	$223	$5,719	$194	$971	$7,741
Charge-offs	(272)	-	(1,801)	(206)	(82)	(2,361)
Recoveries	1	-	-	52	8	61
Provision	111	60	2,507	118	79	2,875
Ending balance	$474	$283	$6,425	$158	$976	$8,316

Ending allowance balance:
Loans individually evaluated for impairment	$-	$-	$3,626	$-	$-	$3,626

Loans collectively evaluated for impairment	474	283	2,799	158	976	4,690
Total	$474	$283	$6,425	$158	$976	$8,316

Ending loan balance:
Loans individually evaluated for impairment	$-	$1,105	$16,041	$-	$276	$17,422

Loans collectively evaluated for impairment	51,726	13,466	256,792	9,821	98,027	429,832
Total	$51,726	$14,571	$272,833	$9,821	$98,303	$447,254

	2010
		Construction &	Commercial		Residential
	Commercial	Development	Real Estate	Consumer	Real Estate	Total
Allowance for loan losses:
Beginning balance	$626	$-	$4,548	$171	$908	$6,253
Charge-offs	(35)	-	-	(144)	(138)	(317)
Recoveries	10	-	-	45	-	55
Provision	33	223	1,171	122	201	1,750
Ending balance	$634	$223	$5,719	$194	$971	$7,741

Ending allowance balance:
Loans individually evaluated for impairment	$-	$-	$1,774	$-	$-	$1,774

Loans collectively evaluated for impairment	634	223	3,945	194	971	5,967
Total	$634	$223	$5,719	$194	$971	$7,741

Ending loan balance:
Loans individually evaluated for impairment	$-	$-	$15,529	$-	$-	$15,529

Loans collectively evaluated for impairment	51,784	12,472	242,912	10,772	91,600	409,540
Total	$51,784	$12,472	$258,441	$10,772	$91,600	$425,069

Credit Exposures by Assigned Grades

	2012
		Construction &	Commercial		Residential
	Commercial	Development	Real Estate	Consumer	Real Estate	Total
Loans Independently Reviewed:
Pass	$20,604	$1,456	$146,439	$52	$5,714	$174,265
Special Mention	960	2,578	7,418	37	2,212	13,205
Substandard	3,331	2,232	36,337	30	3,142	45,072
Doubtful	17	-	-	-	-	17
Loss	-	-	-	-	-	-

Total	$24,912	$6,266	$190,194	$119	$11,068	$232,559

Loans Internally Reviewed:
Pass	$37,505	$11,951	$95,754	$8,242	$90,904	$244,356
Special Mention	-	-	-	-	-	-
Substandard	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-
Loss	-	-	-	-	-	-

Total	$37,505	$11,951	$95,754	$8,242	$90,904	$244,356

	2011
		Construction &	Commercial		Residential
	Commercial	Development	Real Estate	Consumer	Real Estate	Total
Loans Independently Reviewed:
Pass	$20,136	$1,914	$158,723	$57	$8,172	$189,002
Special Mention	417	1,635	9,021	57	618	11,748
Substandard	2,660	3,531	34,192	50	2,389	42,822
Doubtful	17	-	-	-	-	17
Loss	-	-	-	-	-	-

Total	$23,230	$7,080	$201,936	$164	$11,179	$243,589

Loans Internally Reviewed:
Pass	$28,365	$7,502	$71,850	$9,660	$87,318	$204,695
Special Mention	-	-	-	-	-	-
Substandard	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-
Loss	-	-	-	-	-	-

Total	$28,365	$7,502	$71,850	$9,660	$87,318	$204,695

Aging Analysis of Recorded Investment of Past Due Loans

The following is a table which includes an aging analysis of the recorded investment of past due loans as of December 31 including loans which are in nonaccrual status (in thousands):

	2012
							Recorded
							Investment >
	30-59 Days	60-89 Days	90 Days	Total Past		Total	90 Days and
	Past Due	Past Due	Or Greater	Due	Current	Loans	Accruing

Commercial	$682	$66	$1,642	$2,390	$60,086	$62,476	$300
Construction and development	99	-	-	99	18,116	18,215	-
Commercial real estate	2,991	319	10,655	13,965	271,061	285,026	-
Consumer	38	38	11	87	8,274	8,361	2
Residential real estate	617	637	1,593	2,847	97,837	100,684	-

Total	$4,427	$1,060	$13,901	$19,388	$455,374	$474,762	$302

	2011
							Recorded
							Investment >
	30-59 Days	60-89 Days	90 Days	Total Past		Total	90 Days and
	Past Due	Past Due	Or Greater	Due	Current	Loans	Accruing

Commercial	$248	$214	$200	$662	$51,064	$51,726	$163
Construction and development	-	-	-	-	14,571	14,571	-
Commercial real estate	175	1,611	4,526	6,312	266,521	272,833	346
Consumer	180	32	35	247	9,574	9,821	2
Residential real estate	790	191	695	1,676	96,627	98,303	40

Total	$1,393	$2,048	$5,456	$8,897	$438,357	$447,254	$551

Recorded Investment and Unpaid Principal Balances for Impaired Loans with Associated Allowance Amount

The following tables include the recorded investment and unpaid principal balances for impaired loans with the associated allowance amount, if applicable, as of December 31 (in thousands):

	2012
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized

With no related allowance recorded:
Commercial real estate	$10,571	$11,400	$-	$7,924	$179
Residential real estate	1,067	1,067	-	633	-

With an allowance recorded:
Commercial	1,153	1,153	353	89	-
Commercial real estate	6,610	6,610	2,479	6,973	-

Total	$19,401	$20,230	$2,832	$15,619	$179

	2011
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized

With no related allowance recorded:
Construction and development	$1,105	$1,105	$-	$356	$-
Commercial real estate	6,364	7,314	-	882	-
Residential real estate	276	276	-	64	-

With an allowance recorded:
Commercial	-	-	-	-	-
Commercial real estate	9,677	9,677	3,626	7,529	-

Total	$17,422	$18,372	$3,626	$8,831	$-

	2010
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized

With no related allowance recorded:
Commercial real estate	$5,775	$5,775	$-	$444	$-

With an allowance recorded:
Commercial real estate	9,754	9,754	1,774	9,822	-

Total	$15,529	$15,529	$1,774	$10,266	$-

Loans Presented by Class On Nonaccrual Status

Following are the loans, presented by class, on nonaccrual status as of December 31 (in thousands):

	2012	2011

Commercial	$1,344	$38
Construction and development	-	1,105
Commercial real estate	12,538	11,669
Consumer	24	48
Residential real estate	1,858	655

Total	$15,764	$13,515

Loan Modifications That Are Considered Troubled Debt Restructurings

Troubled Debt Restructurings

Loan modifications that are considered troubled debt restructurings completed during the year are as follows (dollars in thousands):

	2012
		Pre-Modification	Post-Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
	Contracts	Investment	Investment

Commercial	1	$52	$52
Commercial real estate	3	454	454
Residential real estate	8	932	932

Total	12	$1,438	$1,438

	2011
		Pre-Modification	Post-Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
	Contracts	Investment	Investment

Commercial real estate	5	$9,877	$9,877
Residential real estate	4	421	421

Total	9	$10,298	$10,298